Earnings per share	3 Months Ended
Mar. 31, 2022
Earnings per share [abstract]
Earnings per share	Earnings per share

	three months ended
	March 31, 2022	March 31, 2021
	£	£
Basic and Diluted loss for the period	(15,492,000)	(5,469,000)

	three months ended
	March 31, 2022	March 31, 2021
	(restated)
	Number	Number
Weighted average number of ordinary shares	120,959,726	30,932,700

	three months ended
	March 31, 2022	March 31, 2021
	(restated)
	£	£
Basic and diluted earnings per share (pence per share)	(0.13)	(0.18)

Basic earnings per share (“Earnings per Share”) are calculated in accordance with IAS 33 based on earnings attributable to the Company’s shareholders and the weighted average number of shares outstanding during the period. The ordinary shares outstanding used for computation of earnings per share in all periods reflect a share split executed on October 5, 2021 consistent with the principles in IAS 33 paragraph 64, as described in note 21 of the consolidated financial statements of the Group for the year ended December 31, 2021.

The Company issues share options to employees, upon the exercise of which ordinary shares are issued. Inclusion of the share options would have an anti-dilutive effect due to the loss incurred during the period, therefore basic and diluted loss per share are the same.

Restatement

The Company has restated its weighted average number of ordinary shares for the three months ended March 31, 2022 to correct for a calculation error, leading to a restatement of the basic and diluted earnings per share for the same period. Correction of the error has resulted in a basic loss per share for the three months ended March 31, 2022 of £0.13 per share, or a reduction of £0.18 per share from the previously stated loss of £0.31 per share.
The respective amounts relating to the three months ended March 31, 2021 remain unchanged.